TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of accounts receivable categories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Trade accounts receivable	$ 1,185,792	$ 952,625
Other accounts receivable	277,845	135,459
Gross exposure according to balance
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Trade accounts receivable	1,185,792	952,625
Other accounts receivable	277,845	135,459
Gross impaired exposure
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Trade accounts receivable	(64,778)	(67,232)
Other accounts receivable	0	0
Exposure net of risk concentrations
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Trade accounts receivable	1,121,014	885,393
Other accounts receivable	$ 277,845	$ 135,459